CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TRADING PROFITS (LOSSES):
Realized	$ (2,681,787)		$ 15,819,067		$ 24,680,503
Change in unrealized	(4,232,518)		(7,550,144)		10,194,641
Change in value of investments in Non-Consolidated LLCs	(9,152,356)	[1]	(430,888)	[1]
Brokerage commissions and clearing costs	(1,015,380)		(2,247,622)		(2,678,247)
Total trading profits (losses)	(17,082,041)		5,590,413		32,196,897
INVESTMENT INCOME:
Interest	219,591		269,659		492,166
EXPENSES:
Profit Shares	355,170		1,490,923		4,126,005
Distribution fees	6,142,552		10,193,861		9,553,526
Trading Advisors' management fees	2,943,719		5,073,428		4,558,253
Sponsor fees	2,580,154		4,286,905		4,014,803
Administrator fees	756,231		1,028,273		1,009,000
Professional fees	976,629		549,755		705,034
Other fees	214,315		429,317		392,000
Total expenses	13,968,770		23,052,462		24,358,621
NET INVESTMENT LOSS	(13,749,179)		(22,782,803)		(23,866,455)
NET INCOME / (LOSS)	$ (30,831,220)		$ (17,192,390)		$ 8,330,442
Series A
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	290,491,520	[2]	310,695,966	[2]	256,606,754	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0917)	[2]	$ (0.0476)	[2]	$ 0.0279	[2]
Series F
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	84,257	[2]	94,216	[2]	101,295	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (21.91)	[2]	$ (11.37)	[2]	$ 4.46	[2]
Series G
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	23,080,361	[2]	25,946,165	[2]	28,785,205	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0951)	[2]	$ (0.0496)	[2]	$ 0.0193	[2]
Series I
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	2,018,968	[2]	2,661,493	[2]	2,134,286	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0772)	[2]	$ (0.0214)	[2]	$ 0.0726	[2]

[1]	Includes the Partnership's proportionate share of the operations of its investments in the Non-Consolidated LLCs, which includes income and expenses.
[2]	The weighted average number of Units outstanding is computed for purposes of disclosing net income / (loss) per weighted average Unit. The weighted average number of Units outstanding for the years ended December 31, 2012, 2011, and 2010 equals the Units outstanding as of such date, adjusted proportionately for Units sold and redeemed based on the respective length of time each was outstanding during the year.